Business Combination (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Notes to Financial Statements
Cash and cash equivalent	$ 33,064,568	$ 33,064,568
Current assets	84,000	84,000
Accounts payable	$ (765,000)	$ (765,000)